CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 352,932	$ 31,677
Available-for-sale investments		4,549
Held-to-maturity investments	139,490	108,923
Other receivables	$ 700	$ 575
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Nonrelated Party [Member]	Nonrelated Party [Member]
Prepayments and other current assets	$ 1,150	$ 1,349
Total current assets	494,272	147,073
Non-current assets
Held-to-maturity debt securities	280,166
Property and equipment, net	344	444
Intangible assets	19	31
Prepayments and other non-current assets	5,069	3,960
Security deposits	253	103
Operating lease right-of-use asset	433	521
Total non-current assets	286,284	5,059
TOTAL ASSETS	780,556	152,132
Current liabilities
Accrued expenses and other liabilities	9,636	5,761
Other payables to related parties	$ 5	$ 13
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities - current	$ 241	$ 276
Total current liabilities	9,882	6,050
Non-current liabilities
Operating lease liabilities - non-current	188	261
Total non-current liabilities	188	261
TOTAL LIABILITIES	10,070	6,311
Shareholders' equity
Ordinary shares, par value of US$0.0001 per share; 400,000,000 shares authorized; 31,857,802 and 39,353,365 shares issued; and 31,826,549 and 39,339,960 shares outstanding as of December 31, 2024 and 2025, respectively	4	3
Additional paid-in capital	956,276	254,125
Accumulated other comprehensive loss	(536)	(660)
Accumulated deficit	(185,258)	(107,647)
Total shareholders' equity	770,486	145,821
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 780,556	$ 152,132